Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of Unrealized Results
This item is made up as follows:

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statements of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2018	105,619	238,348	(675,095)	(36)	76,394	(254,770)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	750,670	—	—	750,670
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	41,935	—	—	—	—	41,935
Unrealized loss for debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(471,940)	—	—	—	(471,940)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	14,315	—	—	—	14,315
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	(13,060)	—	—	—	(13,060)
Variation for net unrealized gain on cash flow hedges	—	—	—	32,798	—	32,798
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	(4,851)	—	(4,851)
Translation of foreign operations	—	—	—	—	26,589	26,589

Balances as of December 31, 2018	147,554	(232,337)	75,575	27,911	102,983	121,686
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(999,430)	—	—	(999,430)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	117,329	—	—	—	—	117,329
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	1,341,797	—	—	—	1,341,797
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(80,080)	—	—	—	(80,080)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	6,779	—	—	—	6,779
Variation for net unrealized loss on cash flow hedges	—	—	—	(74,593)	—	(74,593)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	23,924	—	23,924
Translation of foreign operations	—	—	—	—	(14,507)	(14,507)

Balances as of December 31, 2019	264,883	1,036,159	(923,855)	(22,758)	88,476	442,905

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(331,990)	—	—	(331,990)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	8,175	—	—	—	—	8,175
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	24,154	—	—	—	—	24,154
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	791,762	—	—	—	791,762
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(193,683)	—	—	—	(193,683)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	32,865	—	—	—	32,865
Variation for net unrealized loss on cash flow hedges	—	—	—	(38,924)	—	(38,924)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	24,574	—	24,574
Translation of foreign operations	—	—	—	—	76,935	76,935

Balances as of December 31, 2020	297,212	1,667,103	(1,255,845)	(37,108)	165,411	836,773

Summary of Other Comprehensive Income Explanatory	Below is the movement of the caption:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Revaluation of gain on equity instruments at fair value through other comprehensive income, net	8,175	117,329	41,935

Subtotal	8,175	117,329	41,935

Non-controlling interest	(35)	(438)	(511)
Income Tax	36	(219)	(26)

Total	8,176	116,672	41,398

Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Unrealized net gain (loss) on debt instruments at fair value through other comprehensive income	791,762	1,341,797	(471,940)
Transfer to income of unrealized net (gain) loss on debt instruments at fair value through other comprehensive income	(193,683)	(80,080)	14,315
Transfer to income of loss (reversion) for impairment on debt instruments at fair value through other comprehensive income	32,865	6,779	(13,060)

Subtotal	630,944	1,268,496	(470,685)

Non-controlling interest	2,082	2,517	(1,011)
Income Tax	2,643	(7,878)	(6,309)

Total	635,669	1,263,135	(478,005)

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Insurance premiums reserve, Note 14(b)	(331,990)	(999,430)	750,670

Non-controlling interest	(546)	(1,643)	124

Total	(332,536)	(1,001,073)	750,794

Cash flow hedges:
Net (loss) gain from cash flow hedges	(38,924)	(74,593)	32,798
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	24,574	23,924	(4,851)

Subtotal	(14,350)	(50,669)	27,947

Non-controlling interest	(59)	(217)	171
Income Tax	(3,559)	(13,052)	10,335

Total	(17,968)	(63,938)	38,453

Foreign currency translation reserve	76,935	(14,507)	26,589

Summary of Contingent Credits Weighted By Risk And Regulatory Capital Explanatory
As of December 31, 2020 and 2019, Interbank maintains the following amounts related to the assets and contingent credits weighted by risk and regulatory capital (basic and supplementary):

	2020	2019
	S/(000)	S/(000)
Total risk weighted assets and credits	51,451,816	50,673,786
Total regulatory capital	8,742,126	7,679,278
Basic regulatory capital (Level 1)	5,930,657	5,721,707
Supplementary regulatory capital (Level 2)	2,811,469	1,957,571
Global capital to regulatory capital ratio	16.99%	15.15%

Summary of Equity Surplus Explanatory
As of December 31, 2020 and 2019, Interseguro’s surplus equity is as follows:

	2020	2019
	S/(000)	S/(000)
Regulatory capital	1,359,414	1,106,609
Less
Solvency equity (solvency margin)	607,841	567,348
Guarantee fund	212,744	198,572

Surplus	538,829	340,689

Summary of Risk Weighted Assets Capital Ratio
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2020 and 2019 is the following:

	2019	2018
	US$(000)	US$(000)
Total eligible capital	270,709	238,281

Total risk weighted assets	953,009	964,156

Capital adequacy ratio (in percentage)	28.41	24.71